UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  June 30, 2008

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one):          [ ] is a restatement.
                                          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                     Stieven Capital Advisors, L.P.
Address:                  12412 Powerscourt Drive, Suite 250
                          St. Louis, MO  63131

13F File Number:          028-12969

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:                    Daniel M. Ellefson
Title:                   Officer - Managing Director
Phone:                   314-779-2450

Signature, Place, and Date of Signing:

/s/ Daniel M. Ellefson             St. Louis, MO            August 12, 2008

Report Type (Check only one):

[x]      13F HOLDINGS REPORT.
[ ]      13F NOTICE.
[ ]      13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
NONE

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                       0

Form 13F Information Table Entry Total:                  55

Form 13F Information Table Value Total:                  61,067
                                                         (thousands)

List of Other Included Managers:                         NONE

FORM 13F INFORMATION TABLE
AS OF DATE: 06-30-2008
                                TITLE OF                 VALUE     SHRS/    SHR/ PUT/  INVSTMT  OTHER    VOTING AUTHORITY
NAME OF ISSUER                  CLASS        CUSIP       (x$1000)  PRN AMT  PRN  CALL  DISCRTN  MGRS   SOLE    SHARED  NONE
______________                  _______      _____       _______   _______  ___  ___   _______  _____  _____   ______  ____
ANNALY CAP MGMT INC             COM          035710409   4223      272300   SH         SOLE            272300
BANCORPSOUTH INC                COM          059692103   262       15000    SH         SOLE            15000
BANK HAWAII CORP                COM          062540109   1195      25000    SH         SOLE            25000
BANK OF MARIN BANCORP           COM          063425102   2105      86255    SH         SOLE            86255
CAPSTEAD MTG CORP               COM          14067E506   1716      158200   SH         SOLE            158200
CAROLINA BK HLDGS INC GREENS    COM          143785103   409       60740    SH         SOLE            60740
CITY NATL CORP                  COM          178566105   1453      34533    SH         SOLE            34533
COLONIAL BANCGROUP INC          COM          195493309   1037      234650   SH         SOLE            234650
COMERICA INC                    COM          200340107   384       15000    SH         SOLE            15000
COMMERCE BANCSHRS INC           COM          200525103   397       10000    SH         SOLE            10000
DANVERS BANCORP INC             COM          236442109   1337      121500   SH         SOLE            121500
DYNEX CAP INC                   PFD D 9.5%   26817Q605   414       40549    SH         SOLE            40549
ESSA BANCORP INC                COM          29667D104   1506      120281   SH         SOLE            120281
FIFTH THIRD BANCORP             COM          316773100   459       45100    SH         SOLE            45100
FIRST HORIZON NATL CORP         COM          320517105   973       130900   SH         SOLE            130900
FIRST KEYSTONE FINL INC         COM          320655103   460       48373    SH         SOLE            48373
FIRST MIDWEST BANCORP DEL       COM          320867104   1003      53799    SH         SOLE            53799
FIRST REGL BANCORP              COM          33615C101   561       100000   SH         SOLE            100000
FIRST ST BANCORPORATION         COM          336453105   528       95959    SH         SOLE            95959
FIRSTFED FINL CORP              COM          337907109   268       33300    SH         SOLE            33300
FOX CHASE BANCORP               COM          35137P106   2289      223056   SH         SOLE            223056
HAMPDEN BANCORP INC             COM          40867E107   434       43300    SH         SOLE            43300
HATTERAS FINL CORP              COM          41902R103   2825      122900   SH         SOLE            122900
HERITAGE FINL CORP WASH         COM          42722X106   368       23239    SH         SOLE            23239
HMN FINL INC                    COM          40424G108   1813      116978   SH         SOLE            116978
IBERIABANK CORP                 COM          450828108   3121      70189    SH         SOLE            70189
INDIANA COMMUNITY BANCORP       COM          454674102   334       20176    SH         SOLE            20176
LINCOLN BANCORP IND             COM          532879103   2762      248790   SH         SOLE            248790
MB FINANCIAL INC NEW            COM          55264U108   991       44118    SH         SOLE            44118
MERCANTILE BANK CORP            COM          587376104   1516      211086   SH         SOLE            211086
MERIDIAN INTERSTAT BANCORP      COM          58964Q104   1142      117500   SH         SOLE            117500
MFA MTG INVTS INC               COM          55272X102   1312      201300   SH         SOLE            201300
NORTHERN TR CORP                COM          665859104   1371      20000    SH         SOLE            20000
PACWEST BANCORP DEL             COM          695263103   991       66622    SH         SOLE            66622
PNC FINL SVCS GROUP INC         COM          693475105   571       10000    SH         SOLE            10000
PROSPERITY BANCSHRS INC         COM          743606105   973       36401    SH         SOLE            36401
PULASKI FINL CORP               COM          745548107   241       25390    SH         SOLE            25390
RENASANT CORP                   COM          75970E107   343       23300    SH         SOLE            23300
SOUTH FINL GROUP INC            COM          837841105   628       160098   SH         SOLE            160098
SOUTHSIDE BANCSHRS INC          COM          84470P109   359       19446    SH         SOLE            19446
SOUTHWEST BANCORP INC OKLA      COM          844767103   1668      145037   SH         SOLE            145037
SPDR SERIES TRUST               KBW BK ETF   78464A797   564       19700    SH         SOLE            19700
STERLING BANCSHARES INC         COM          858907108   1683      185200   SH         SOLE            185200
STERLING FINL CORP WASH         COM          859319105   127       30700    SH         SOLE            30700
SVB FINL GROUP                  COM          78486Q101   1655      34400    SH         SOLE            34400
SYNOVUS FINL CORP               COM          87161C105   1357      155400   SH         SOLE            155400
TAYLOR CAP GROUP INC            COM          876851106   356       47509    SH         SOLE            47509
TCF FINL CORP                   COM          872275102   1013      84233    SH         SOLE            84233
TFS FINL CORP                   COM          87240R107   2029      175100   SH         SOLE            175100
TOTAL SYS SVC INC               COM          891906109   1609      72407    SH         SOLE            72407
TOWER FINANCIAL CORP            COM          891769101   1347      199517   SH         SOLE            199517
UNITED CMNTY BKS BLRSVLE GA     CAP STK      90984P105   910       106720   SH         SOLE            106720
WELLS FARGO & CO (NEW)          COM          949746101   952       40100    SH         SOLE            40100
WEST COAST BANCORP ORE NEW      COM          952145100   482       55600    SH         SOLE            55600
WINTRUST FINANCIAL CORP         COM          97650W108   240       10082    SH         SOLE            10082